Note to Consolidated Statements of Cash flows - Summary Of Net decrease in cash and cash equivalents (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Net decrease in cash and cash equivalents [Line Items]
Cash and cash equivalents at the end of the year	¥ 23,785,651	¥ 7,312,061	¥ 18,576,090
Less: Cash and cash equivalents at the beginning of the year	(7,312,061)	(18,576,090)	(18,628,201)
Net increase/(decrease) in cash and cash equivalents	¥ 16,473,590	¥ (11,264,029)	¥ (52,111)